Trade payables and other liabilities	12 Months Ended
Dec. 31, 2025
Trade payables and other liabilities
Trade payables and other liabilities

13. Trade payables and other liabilities

Trade payables

Trade payables are initially recognised at fair value less any directly attributable transaction costs. Trade payables are subsequently measured at amortised cost, using the effective interest method.

Other liabilities

Other liabilities are initially recognised at fair value less any directly attributable transaction costs. Subsequent measurement depends on the type of liability:

●	Accruals are subsequently measured at amortised cost, using the effective interest method.
●	Social security and sundry taxes are subsequently measured at amortised cost, using the effective interest method.
●	Others are subsequently measured either at amortised cost, using the effective interest method or at fair value, with changes being recognised in the income statement.

The Group does not consider the fair values of trade payables and other liabilities to be significantly different from their carrying values.

Trade payables and other liabilities
In millions of €	2025	2024
Current: due within one year
Trade payables – third party suppliers (a)	388	1,182
Trade payables – Unilever (b)	1,671	—
Accruals (c)	285	471
Social security and sundry taxes	37	43
Other	91	124
Other payable balances due to Unilever (d)	449	(2)
	2,921	1,818
Non-current: due after more than one year
Accruals	3	3
Others	41	5
Other payable balances due to Unilever (d)	80	—
	124	8
Total trade payables and other liabilities	3,045	1,826

(a)	2025 comprise payables from suppliers that are invoiced directly to the Group’s legal entities and discounts due to the customers of €29 million (2024: €319 million).
(b)	In 2025, the Group entered into various interim operating model agreements with Unilever (see Note 21). Under these arrangements, Unilever pays suppliers on behalf of the Group; accordingly, the related payables are due to Unilever. The balance also includes an accrual of €818 million payable in relation to the transfer of inventory, as upon the Demerger, in many territories legal title to the inventory has not passed from Unilever to the Group and the Group will acquire such inventory at the end of the Transitional Period.
(c)	Accruals consist of liabilities for various expenditures, including insurance, and audit costs and property, plant and equipment purchases. Others mainly consist of payables related to payroll, consultancy and legal expenditures.
(d)	Includes €300 million working capital subsidy received from Unilever pre-Demerger (See Note 21) and €229 million payable to Unilever for indirect taxes arose on transfer of net assets.